Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net income	$ 694	$ 622	$ 1,524	$ 1,285
Items that may be reclassified subsequently to profit or loss:
Unrealized losses on derivatives designated as cash flow hedges, net of tax $nil, $nil, $nil and $nil	0	(2)	0	(1)
Realized losses on derivatives designated as cash flow hedges, net of tax $nil, $nil, $nil and $nil	3	0	3	0
Currency translation adjustments, net of tax $nil, $nil, $nil and $nil	0	(1)	0	(5)
Items that will not be reclassified to profit or loss:
Actuarial loss on post employment benefit obligations, net of tax $nil, $(3), $3 and $nil	0	(5)	0	(2)
Net change on equity investments, net of tax $(3), $nil, $5 and $nil	10	118	(37)	93
Total other comprehensive income (loss)	13	110	(34)	85
Total comprehensive income	707	732	1,490	1,370
Attributable to:
Equity holders of Barrick Gold Corporation	424	467	915	842
Non-controlling interests	$ 283	$ 265	$ 575	$ 528